Distribution Date:	03/17/23	Benchmark 2018-B7 Mortgage Trust
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-B7

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Exchangeable Certificate Detail	5-6
			Andy Lindenman	(913) 317-4372
Exchangeable Certificate Factor Detail	7
			11501 Outlook, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Bond / Collateral Reconciliation - Balances	10		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Directing Holder	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162TAX1	3.436000%	20,240,000.00	2,745,203.72	650,923.49	7,860.43	0.00	0.00	658,783.92	2,094,280.23	30.49%	30.00%
A-2	08162TAY9	4.377000%	211,980,000.00	211,980,000.00	0.00	773,197.05	0.00	0.00	773,197.05	211,980,000.00	30.49%	30.00%
A-SB	08162TAZ6	4.376000%	36,078,000.00	36,078,000.00	0.00	131,564.44	0.00	0.00	131,564.44	36,078,000.00	30.49%	30.00%
A-3	08162TBA0	4.241000%	203,000,000.00	203,000,000.00	0.00	717,435.83	0.00	0.00	717,435.83	203,000,000.00	30.49%	30.00%
A-4	08162TBB8	4.510000%	320,279,000.00	320,279,000.00	0.00	1,203,715.24	0.00	0.00	1,203,715.24	320,279,000.00	30.49%	30.00%
A-M	08162TBD4	4.741000%	93,293,000.00	93,293,000.00	0.00	368,585.09	0.00	0.00	368,585.09	93,293,000.00	22.10%	21.75%
B	08162TBE2	4.855667%	52,300,000.00	52,300,000.00	0.00	211,626.17	0.00	0.00	211,626.17	52,300,000.00	17.40%	17.13%
C	08162TBF9	4.855667%	52,301,000.00	52,301,000.00	0.00	211,630.22	0.00	0.00	211,630.22	52,301,000.00	12.70%	12.50%
D	08162TAG8	3.000000%	32,511,000.00	32,511,000.00	0.00	81,277.50	0.00	0.00	81,277.50	32,511,000.00	9.78%	9.63%
E	08162TAJ2	3.000000%	24,030,000.00	24,030,000.00	0.00	60,075.00	0.00	0.00	60,075.00	24,030,000.00	7.62%	7.50%
F	08162TAL7	3.605667%	26,857,000.00	26,857,000.00	0.00	80,697.84	0.00	0.00	80,697.84	26,857,000.00	5.21%	5.13%
G-RR	08162TAP8	4.855667%	11,309,000.00	11,309,000.00	0.00	45,760.62	0.00	0.00	45,760.62	11,309,000.00	4.19%	4.13%
H-RR	08162TAR4	4.855667%	11,308,000.00	11,308,000.00	0.00	45,756.57	0.00	0.00	45,756.57	11,308,000.00	3.18%	3.13%
J-RR*	08162TAT0	4.855667%	35,338,680.00	35,338,679.99	0.00	137,712.03	0.00	0.00	137,712.03	35,338,679.99	0.00%	0.00%
S	08162TAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162TAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.855667%	37,090,000.17	36,516,187.09	21,349.69	147,585.47	0.00	0.00	168,935.16	36,494,837.40	0.00%	0.00%
Regular SubTotal			1,167,914,680.17	1,149,846,070.80	672,273.18	4,224,479.50	0.00	0.00	4,896,752.68	1,149,173,797.62

X-A	08162TBC6	0.425255%	884,870,000.00	867,375,203.72	0.00	307,379.88	0.00	0.00	307,379.88	866,724,280.23
X-B	08162TAA1	0.000000%	104,601,000.00	104,601,000.00	0.00	0.00	0.00	0.00	0.00	104,601,000.00
X-D	08162TAC7	1.855667%	56,541,000.00	56,541,000.00	0.00	87,434.41	0.00	0.00	87,434.41	56,541,000.00
X-F	08162TAE3	1.250000%	26,857,000.00	26,857,000.00	0.00	27,976.04	0.00	0.00	27,976.04	26,857,000.00
Notional SubTotal			1,072,869,000.00	1,055,374,203.72	0.00	422,790.33	0.00	0.00	422,790.33	1,054,723,280.23

Deal Distribution Total					672,273.18	4,647,269.83	0.00	0.00	5,319,543.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162TAX1	135.63259486	32.16025148	0.38836117	0.00000000	0.00000000	0.00000000	0.00000000	32.54861265	103.47234338
A-2	08162TAY9	1,000.00000000	0.00000000	3.64750000	0.00000000	0.00000000	0.00000000	0.00000000	3.64750000	1,000.00000000
A-SB	08162TAZ6	1,000.00000000	0.00000000	3.64666667	0.00000000	0.00000000	0.00000000	0.00000000	3.64666667	1,000.00000000
A-3	08162TBA0	1,000.00000000	0.00000000	3.53416665	0.00000000	0.00000000	0.00000000	0.00000000	3.53416665	1,000.00000000
A-4	08162TBB8	1,000.00000000	0.00000000	3.75833333	0.00000000	0.00000000	0.00000000	0.00000000	3.75833333	1,000.00000000
A-M	08162TBD4	1,000.00000000	0.00000000	3.95083329	0.00000000	0.00000000	0.00000000	0.00000000	3.95083329	1,000.00000000
B	08162TBE2	1,000.00000000	0.00000000	4.04638948	0.00000000	0.00000000	0.00000000	0.00000000	4.04638948	1,000.00000000
C	08162TBF9	1,000.00000000	0.00000000	4.04638955	0.00000000	0.00000000	0.00000000	0.00000000	4.04638955	1,000.00000000
D	08162TAG8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162TAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162TAL7	1,000.00000000	0.00000000	3.00472279	0.00000000	0.00000000	0.00000000	0.00000000	3.00472279	1,000.00000000
G-RR	08162TAP8	1,000.00000000	0.00000000	4.04638960	0.00000000	0.00000000	0.00000000	0.00000000	4.04638960	1,000.00000000
H-RR	08162TAR4	1,000.00000000	0.00000000	4.04638928	0.00000000	0.00000000	0.00000000	0.00000000	4.04638928	1,000.00000000
J-RR	08162TAT0	999.99999972	0.00000000	3.89692060	0.14946908	6.44453839	0.00000000	0.00000000	3.89692060	999.99999972
S	08162TAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162TAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	984.52917020	0.57561849	3.97911753	0.00467107	0.20139418	0.00000000	0.00000000	4.55473603	983.95355170

Notional Certificates
X-A	08162TBC6	980.22896439	0.00000000	0.34737292	0.00000000	0.00000000	0.00000000	0.00000000	0.34737292	979.49334957
X-B	08162TAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08162TAC7	1,000.00000000	0.00000000	1.54638952	0.00000000	0.00000000	0.00000000	0.00000000	1.54638952	1,000.00000000
X-F	08162TAE3	1,000.00000000	0.00000000	1.04166660	0.00000000	0.00000000	0.00000000	0.00000000	1.04166660	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	7,860.43	0.00	7,860.43	0.00	0.00	0.00	7,860.43	0.00
A-2	02/01/23 - 02/28/23	30	0.00	773,197.05	0.00	773,197.05	0.00	0.00	0.00	773,197.05	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	131,564.44	0.00	131,564.44	0.00	0.00	0.00	131,564.44	0.00
A-3	02/01/23 - 02/28/23	30	0.00	717,435.83	0.00	717,435.83	0.00	0.00	0.00	717,435.83	0.00
A-4	02/01/23 - 02/28/23	30	0.00	1,203,715.24	0.00	1,203,715.24	0.00	0.00	0.00	1,203,715.24	0.00
X-A	02/01/23 - 02/28/23	30	0.00	307,379.88	0.00	307,379.88	0.00	0.00	0.00	307,379.88	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/23 - 02/28/23	30	0.00	87,434.41	0.00	87,434.41	0.00	0.00	0.00	87,434.41	0.00
X-F	02/01/23 - 02/28/23	30	0.00	27,976.04	0.00	27,976.04	0.00	0.00	0.00	27,976.04	0.00
A-M	02/01/23 - 02/28/23	30	0.00	368,585.09	0.00	368,585.09	0.00	0.00	0.00	368,585.09	0.00
B	02/01/23 - 02/28/23	30	0.00	211,626.17	0.00	211,626.17	0.00	0.00	0.00	211,626.17	0.00
C	02/01/23 - 02/28/23	30	0.00	211,630.22	0.00	211,630.22	0.00	0.00	0.00	211,630.22	0.00
D	02/01/23 - 02/28/23	30	0.00	81,277.50	0.00	81,277.50	0.00	0.00	0.00	81,277.50	0.00
E	02/01/23 - 02/28/23	30	0.00	60,075.00	0.00	60,075.00	0.00	0.00	0.00	60,075.00	0.00
F	02/01/23 - 02/28/23	30	0.00	80,697.84	0.00	80,697.84	0.00	0.00	0.00	80,697.84	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	45,760.62	0.00	45,760.62	0.00	0.00	0.00	45,760.62	0.00
H-RR	02/01/23 - 02/28/23	30	0.00	45,756.57	0.00	45,756.57	0.00	0.00	0.00	45,756.57	0.00
J-RR	02/01/23 - 02/28/23	30	222,459.44	142,994.07	0.00	142,994.07	5,282.04	0.00	0.00	137,712.03	227,741.48
VRR Interest	02/01/23 - 02/28/23	30	7,296.46	147,758.72	0.00	147,758.72	173.25	0.00	0.00	147,585.47	7,469.71
Totals			229,755.90	4,652,725.12	0.00	4,652,725.12	5,455.29	0.00	0.00	4,647,269.83	235,211.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V2)	N/A	4.855667%	663,853.22	90,040.14	21,349.69	364.34	0.00	0.00	21,714.03	68,690.45
V-A-1 (V1)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.855667%	6,952,747.29	6,952,747.29	0.00	28,133.52	0.00	0.00	28,133.52	6,952,747.29
V-A-2 (V1)	N/A	N/A	6,952,747.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.855667%	1,183,324.92	1,183,324.92	0.00	4,788.19	0.00	0.00	4,788.19	1,183,324.92
V-A-SB (V1)	N/A	N/A	1,183,324.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.855667%	6,658,211.63	6,658,211.63	0.00	26,941.72	0.00	0.00	26,941.72	6,658,211.63
V-A-3 (V1)	N/A	N/A	6,658,211.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.855667%	10,504,854.00	10,504,854.00	0.00	42,506.73	0.00	0.00	42,506.73	10,504,854.00
V-A-4 (V1)	N/A	N/A	10,504,854.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-M (V2)	N/A	4.855667%	3,059,923.83	3,059,923.83	0.00	12,381.64	0.00	0.00	12,381.64	3,059,923.83
V-A-M (V1)	N/A	N/A	3,059,923.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.855667%	1,715,391.47	1,715,391.47	0.00	6,941.14	0.00	0.00	6,941.14	1,715,391.47
V-B (V1)	N/A	N/A	1,715,391.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.855667%	1,715,424.27	1,715,424.27	0.00	6,941.27	0.00	0.00	6,941.27	1,715,424.27
V-C (V1)	N/A	N/A	1,715,424.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.855667%	1,066,330.63	1,066,330.63	0.00	4,314.79	0.00	0.00	4,314.79	1,066,330.63
V-D (V1)	N/A	N/A	1,066,330.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.855667%	788,161.70	788,161.70	0.00	3,189.21	0.00	0.00	3,189.21	788,161.70
V-E (V1)	N/A	N/A	788,161.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.855667%	880,884.68	880,884.68	0.00	3,564.40	0.00	0.00	3,564.40	880,884.68
V-F (V1)	N/A	N/A	880,884.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.855667%	370,924.71	370,924.71	0.00	1,500.91	0.00	0.00	1,500.91	370,924.71
V-G (V1)	N/A	N/A	370,924.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.855667%	370,891.91	370,891.91	0.00	1,500.77	0.00	0.00	1,500.77	370,891.91
V-H (V1)	N/A	N/A	370,891.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-J (V2)	N/A	4.855667%	1,159,075.91	1,159,075.91	0.00	4,516.83	0.00	0.00	4,516.83	1,159,075.91
V-J (V1)	N/A	N/A	1,159,075.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			74,180,000.34	36,516,187.09	21,349.69	147,585.46	0.00	0.00	168,935.15	36,494,837.40
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	BCC2I7UZ1	4.855667%	37,090,000.17	36,516,187.09	21,349.69	147,585.47	0.00	0.00	168,935.16	36,494,837.40
Exchangeable Certificates Total			37,090,000.17	36,516,187.09	21,349.69	147,585.47	0.00	0.00	168,935.16	36,494,837.40

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-H	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-J	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	BCC2I7UZ1	984.52917020	0.57561849	3.97911753	0.00467107	0.20139418	0.00000000	0.00000000	4.55473603	983.95355170

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	5,319,543.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,366,235.78	Master Servicing Fee	6,356.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,735.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	448.09
ARD Interest	0.00	Operating Advisor Fee	1,858.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	300,888.06
Total Interest Collected	4,667,123.84	Total Fees	14,398.70

Principal		Expenses/Reimbursements
Scheduled Principal	672,273.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,955.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	672,273.18	Total Expenses/Reimbursements	5,455.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,647,269.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	672,273.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,319,543.01
Total Funds Collected	5,339,397.02	Total Funds Distributed	5,339,396.99

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,149,846,070.81	1,149,846,070.81	Beginning Certificate Balance	1,149,846,070.80
(-) Scheduled Principal Collections	672,273.18	672,273.18	(-) Principal Distributions	672,273.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,149,173,797.62	1,149,173,797.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,149,846,070.81	1,149,846,070.81	Ending Certificate Balance	1,149,173,797.62
Ending Actual Collateral Balance	1,149,173,797.63	1,149,173,797.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP
	7,499,999 or less	12	58,806,794.48	5.12%	60	5.1628	1.750430	1.44 or less	15	299,822,276.96	26.09%	38	4.7838	1.020343
7,500,000 to 14,999,999		9	86,098,009.75	7.49%	67	5.0052	1.103933	1.45 to 1.49	1	37,770,841.17	3.29%	68	5.0500	1.480000
15,000,000 to 24,999,999		11	212,523,760.52	18.49%	62	5.0989	2.224575	1.50 to 1.74	14	263,846,201.80	22.96%	56	5.1856	1.632997
25,000,000 to 49,999,999		12	457,291,207.78	39.79%	55	5.0300	1.657909	1.75 to 1.99	6	153,462,132.30	13.35%	66	4.8216	1.911083
	50,000,000 or greater	5	280,400,000.00	24.40%	49	4.2565	2.040713	2.00 to 2.49	5	142,082,174.28	12.36%	66	4.7621	2.255678
	Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752	2.50 to 3.49	7	175,572,960.12	15.28%	67	4.4529	2.917951
								3.50 and greater	1	22,563,185.90	1.96%	67	5.3300	3.650000
								Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	54,054,025.09	4.70%	35	5.2934	NAP
							Defeased	7	54,054,025.09	4.70%	35	5.2934	NAP
Alabama	2	5,481,864.47	0.48%	66	5.1100	1.910000
							Industrial	67	75,896,636.95	6.60%	59	5.2610	1.538246
Arizona	18	84,318,761.06	7.34%	63	4.9046	1.970535
							Lodging	7	190,752,065.35	16.60%	67	5.2086	2.163131
California	9	190,079,052.67	16.54%	67	4.8409	2.400314
							Mixed Use	3	26,850,000.00	2.34%	67	4.9323	1.034320
Colorado	1	50,000,000.00	4.35%	68	4.3500	2.830000
							Multi-Family	14	35,706,694.30	3.11%	68	5.0213	1.850147
Connecticut	1	37,770,841.17	3.29%	68	5.0500	1.480000
							Office	105	417,599,498.52	36.34%	41	4.5827	1.707325
Delaware	2	67,609,229.35	5.88%	51	5.1313	1.577426
							Retail	17	317,830,964.46	27.66%	66	4.8380	1.916328
Florida	50	94,422,249.81	8.22%	52	4.6626	1.737626
							Self Storage	7	27,370,388.69	2.38%	66	5.1305	1.822931
Illinois	3	64,815,000.00	5.64%	25	4.7735	1.407131
							Totals	227	1,149,173,797.62	100.00%	55	4.8713	1.809752
Indiana	1	32,649,688.99	2.84%	68	5.6050	1.160000

Kansas	1	25,000,000.00	2.18%	64	4.7000	2.620000

Kentucky	1	6,757,245.53	0.59%	67	5.1000	1.180000

Louisiana	1	8,300,000.00	0.72%	67	5.0800	0.800000

Maryland	1	14,203,652.74	1.24%	67	4.9550	1.150000

Massachusetts	1	19,800,000.00	1.72%	67	4.6270	2.780000

Michigan	12	26,759,758.03	2.33%	68	4.9301	1.988580

Minnesota	20	10,030,029.55	0.87%	35	5.3276	1.583060

New Jersey	8	45,897,053.76	3.99%	67	5.6944	1.573922

New York	8	181,350,000.00	15.78%	39	4.3570	1.299101

North Carolina	3	7,009,177.82	0.61%	67	5.1900	1.570000

Ohio	2	8,627,600.90	0.75%	67	5.0900	1.680000

Pennsylvania	71	57,213,710.44	4.98%	50	5.3161	1.783401

Texas	3	51,436,045.86	4.48%	67	4.9820	2.053743

Virginia	1	2,475,286.12	0.22%	67	5.3300	1.410000

Totals	227	1,149,173,797.62	100.00%	55	4.8713	1.809752

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP
	4.2499% or less	4	220,400,000.00	19.18%	43	4.0889	2.011869	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	50,000,000.00	4.35%	68	4.3500	2.830000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	103,156,000.00	8.98%	40	4.6565	1.981380	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	201,213,668.45	17.51%	67	4.8576	1.561094	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	28	520,350,104.08	45.28%	59	5.2569	1.725187	49 months or greater	49	1,095,119,772.53	95.30%	56	4.8505	1.827309
	Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752	Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP
	61 months or less	5	189,084,720.72	16.45%	5	4.6228	1.208681	Interest Only	22	652,271,000.00	56.76%	51	4.6177	1.855222
	62 months or greater	44	906,035,051.81	78.84%	67	4.8980	1.956413	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752	300 months to 350 months	27	442,848,772.53	38.54%	64	5.1933	1.786196
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	54,054,025.09	4.70%	35	5.2934	NAP			No outstanding loans in this group
Underwriter's Information		1	3,113,524.28	0.27%	68	4.9670	1.920000
	12 months or less	47	1,084,997,070.44	94.42%	56	4.8480	1.828705
	13 months to 24 months	1	7,009,177.81	0.61%	67	5.1900	1.570000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	1,149,173,797.62	100.00%	55	4.8713	1.809752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10196718	1	OF	Brooklyn	NY	Actual/360	4.050%	252,000.00	0.00	0.00	N/A	09/06/23	--	80,000,000.00	80,000,000.00	03/06/23
2	10196723	1	OF	Sunnyvale	CA	Actual/360	4.131%	161,934.65	0.00	0.00	N/A	10/06/28	--	50,400,000.00	50,400,000.00	03/06/23
3	10196724	1	RT	Aventura	FL	Actual/360	4.121%	160,270.83	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	03/01/23
4	10196725	1	RT	Vail	CO	Actual/360	4.350%	169,166.67	0.00	0.00	N/A	11/06/28	--	50,000,000.00	50,000,000.00	03/06/23
5	10196727	1	OF	Various	AZ	Actual/360	4.755%	184,916.67	0.00	0.00	N/A	10/06/28	--	50,000,000.00	50,000,000.00	03/06/23
6	10196731	1	RT	Newark	DE	Actual/360	5.090%	193,985.56	0.00	0.00	N/A	11/01/28	--	49,000,000.00	49,000,000.00	03/01/23
7	10196732	1	OF	New York	NY	Actual/360	4.910%	175,668.89	0.00	0.00	N/A	10/06/28	--	46,000,000.00	46,000,000.00	03/06/23
8	10196734	1	LO	Venice Beach	CA	Actual/360	5.130%	179,550.00	0.00	0.00	N/A	10/06/28	--	45,000,000.00	45,000,000.00	03/06/23
9	10191204	1	OF	Chicago	IL	Actual/360	4.627%	154,760.82	0.00	0.00	N/A	07/01/23	--	43,000,000.00	43,000,000.00	03/01/23
10	10192528	1	Various Various		Various	Actual/360	5.372%	167,128.89	0.00	0.00	N/A	07/01/23	--	40,000,000.00	40,000,000.00	03/01/23
11	10196735	1	OF	New York	NY	Actual/360	4.073%	126,715.56	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	03/01/23
12	10196736	1	LO	Philadelphia	PA	Actual/360	5.312%	155,171.98	67,248.05	0.00	N/A	11/06/28	--	37,557,762.33	37,490,514.28	03/06/23
13	10196737	1	IN	Shelton	CT	Actual/360	5.050%	148,588.25	59,266.15	0.00	N/A	11/01/28	--	37,830,107.32	37,770,841.17	03/01/23
14	10196738	1	RT	Canutillo	TX	30/360	5.103%	142,611.95	52,916.34	0.00	N/A	10/06/28	--	33,536,025.93	33,483,109.59	03/06/23
15	10195913	1	RT	Indianapolis	IN	Actual/360	5.605%	142,569.07	53,807.19	0.00	N/A	11/06/28	--	32,703,496.18	32,649,688.99	03/06/23
16	10196739	1	LO	Edgewater	NJ	Actual/360	5.592%	121,545.86	48,805.80	0.00	N/A	10/06/28	--	27,945,859.55	27,897,053.75	03/06/23
17	10196740	1	OF	Irvine	CA	Actual/360	5.315%	105,493.04	34,136.41	0.00	N/A	10/06/28	--	25,519,079.57	25,484,943.16	03/06/23
18	10195317	1	OF	Overland Park	KS	Actual/360	4.700%	91,388.89	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	03/01/23
19	10196741	1	LO	Tempe	AZ	Actual/360	5.110%	92,933.07	42,958.03	0.00	N/A	10/06/28	--	23,382,656.59	23,339,698.56	03/06/23
20	10196742	1	LO	Carmel	CA	Actual/360	5.330%	93,695.94	38,353.14	0.00	N/A	10/06/28	--	22,601,539.04	22,563,185.90	03/06/23
21	10196743	1	MF	Ann Arbor	MI	Actual/360	4.967%	83,059.28	0.00	0.00	N/A	11/01/28	--	21,500,000.00	18,386,475.72	03/01/23
21B	10243973	1				Actual/360	4.967%	0.00	0.00	0.00	N/A	11/01/28	--	0.01	3,113,524.28	03/01/23
22	10196744	1	LO	Huntington Beach	CA	Actual/360	4.820%	76,073.65	34,360.09	0.00	N/A	11/01/28	--	20,292,320.21	20,257,960.12	03/01/23
23	10196745	1	SS	Various	Various	Actual/360	5.110%	81,051.72	32,009.68	0.00	N/A	09/06/28	--	20,393,220.55	20,361,210.87	03/06/23
24	10196746	1	RT	Chicopee	MA	Actual/360	4.627%	71,255.80	0.00	0.00	N/A	10/01/28	--	19,800,000.00	19,800,000.00	03/01/23
25	10195607	1	OF	Wilmington	DE	Actual/360	5.240%	75,960.49	28,840.56	0.00	N/A	09/06/23	--	18,638,069.91	18,609,229.35	03/06/23
26	10196747	1	OF	Novato	CA	Actual/360	5.155%	73,573.31	0.00	0.00	N/A	11/06/28	--	18,350,000.00	18,350,000.00	03/06/23
27	10196748	1	Various Various		NJ	Actual/360	5.853%	81,942.00	0.00	0.00	N/A	10/06/28	--	18,000,000.00	18,000,000.00	03/06/23

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						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	10196749	1	RT	Chicago	IL	Actual/360	5.130%	69,825.00	0.00	0.00	N/A	10/06/28	--	17,500,000.00	17,500,000.00	03/06/23
29	10196750	1	IN	Various	IL	Actual/360	5.110%	69,155.33	0.00	0.00	N/A	10/06/23	--	17,400,000.00	17,400,000.00	03/06/23
30	10196751	1	RT	San Antonio	TX	Actual/360	4.705%	56,194.43	0.00	0.00	N/A	11/01/28	--	15,356,000.00	15,356,000.00	03/01/23
31	10196752	1	LO	Frederick	MD	Actual/360	4.955%	54,826.45	22,614.39	0.00	N/A	10/06/28	--	14,226,267.13	14,203,652.74	03/06/23
32	10196753	1	MU	Malibu	CA	Actual/360	4.828%	47,877.67	0.00	0.00	N/A	09/06/28	--	12,750,000.00	12,750,000.00	03/06/23
33	10196754	1	RT	Summerville	SC	Actual/360	5.530%	48,124.05	19,667.00	0.00	N/A	10/06/23	--	11,188,748.93	11,169,081.93	03/06/23
34	10196755	1	IN	Various	OH	Actual/360	5.090%	34,218.71	15,913.43	0.00	N/A	10/06/28	--	8,643,514.33	8,627,600.90	03/06/23
35	10196756	1	OF	Fresno	CA	Actual/360	4.920%	34,545.75	13,861.07	0.00	N/A	07/06/28	--	9,027,634.35	9,013,773.28	03/06/23
36	10196757	1	RT	New York	NY	Actual/360	4.792%	33,544.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	03/01/23
37	10196758	1	MF	Essexville	MI	Actual/360	4.849%	31,639.14	15,847.67	0.00	N/A	10/06/28	--	8,389,129.98	8,373,282.31	03/06/23
38	10196759	1	RT	Fort Myers	FL	Actual/360	5.360%	34,513.48	14,748.81	0.00	N/A	11/06/28	--	8,278,820.80	8,264,071.99	03/06/23
39	10196760	1	MU	New Orleans	LA	Actual/360	5.080%	32,794.22	0.00	0.00	N/A	10/06/28	--	8,300,000.00	8,300,000.00	03/06/23
40	10196761	1	RT	Ocala	FL	Actual/360	5.180%	30,172.95	13,657.13	0.00	N/A	10/06/23	--	7,489,148.50	7,475,491.37	03/06/23
41	10196762	1	RT	San Diego	CA	Actual/360	5.360%	31,585.71	10,901.06	0.00	N/A	11/06/28	--	7,576,529.59	7,565,628.53	03/06/23
42	10196763	1	SS	Various	NC	Actual/360	5.190%	28,345.35	12,791.65	0.00	N/A	10/06/28	--	7,021,969.46	7,009,177.81	03/06/23
43	10196764	1	RT	Florence	KY	Actual/360	5.100%	26,848.00	11,158.48	0.00	N/A	10/06/28	--	6,768,404.01	6,757,245.53	03/06/23
44	10196765	1	MF	Brooklyn	NY	Actual/360	5.390%	26,620.61	0.00	0.00	N/A	10/06/28	--	6,350,000.00	6,350,000.00	03/06/23
45	10196766	1	MU	Tempe	AZ	Actual/360	4.950%	22,330.00	0.00	0.00	N/A	10/06/28	--	5,800,000.00	5,800,000.00	03/06/23
46	10196767	1	IN	Lester Prairie	MN	Actual/360	5.280%	19,900.73	7,802.43	0.00	N/A	11/06/28	--	4,845,956.98	4,838,154.55	03/06/23
47	10196768	1	RT	Sugar Grove	IL	Actual/360	4.783%	16,052.28	0.00	0.00	N/A	10/06/28	--	4,315,000.00	4,315,000.00	03/06/23
48	10196769	1	RT	San Marcos	CA	Actual/360	5.300%	17,250.44	6,238.95	0.00	N/A	10/06/28	--	4,184,743.79	4,178,504.84	03/06/23
49	10196770	1	OF	Winter Garden	FL	Actual/360	5.383%	16,343.29	6,075.51	0.00	N/A	10/06/28	--	3,903,549.22	3,897,473.71	03/06/23
50	10196771	1	MF	Marble Falls	TX	Actual/360	5.060%	10,236.47	4,086.64	0.00	N/A	10/06/28	--	2,601,022.91	2,596,936.27	03/06/23
51	10196772	1	RT	Richmond	VA	Actual/360	5.330%	10,278.88	4,207.52	0.00	N/A	10/06/28	--	2,479,493.64	2,475,286.12	03/06/23
Totals								4,366,235.78	672,273.18	0.00				1,149,846,070.81	1,149,173,797.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	24,958,767.64	27,185,663.80	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	35,835,342.00	27,698,935.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	137,907,617.00	107,716,799.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	8,089,267.55	8,926,506.04	01/01/22	12/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	16,005,598.72	14,782,717.97	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,377,789.81	3,271,110.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,373,554.84	2,825,882.33	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	3,268,441.08	5,400,816.11	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	52,925,998.97	40,642,110.43	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,340,674.06	1,938,121.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	22,710,267.15	19,237,054.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,804,629.00	5,659,778.56	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,520,665.37	3,786,152.16	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	10,076,153.10	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,250,096.22	2,685,253.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,971,572.91	3,552,381.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	10,651,421.13	8,365,619.77	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	6,498,420.90	11,417,987.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	3,761,834.92	4,606,970.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,143,504.40	2,348,468.24	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21B	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	3,363,141.96	3,820,446.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	2,622,492.07	1,979,322.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,907,598.59	2,065,910.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	4,000,588.70	3,991,181.02	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,319,643.34	1,511,405.25	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	8,162,491.00	8,384,676.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	1,604,255.36	1,604,255.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	1,936,280.07	1,891,929.68	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	950,105.43	1,251,452.81	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	234,409.09	210,952.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	824,373.36	1,094,170.55	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	582,795.59	716,677.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	764,318.47	294,110.28	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	845,630.00	1,035,411.02	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	750,965.70	374,169.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	126,343.50	266,958.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	760,659.64	950,750.48	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	336,439.00	281,167.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	786,226.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	642,708.07	564,849.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	415,943.98	462,291.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	824,677.59	887,678.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	581,345.60	587,159.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	648,204.56	686,935.92	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	333,928.05	469,829.18	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	349,004.32	266,261.42	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	304,468.77	234,614.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	246,399.96	246,399.96	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		382,620,901.63	348,255,449.30				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.871319%	4.855255%	55
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.871528%	4.855462%	56
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.871682%	4.855615%	57
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.871835%	4.855767%	58
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872005%	4.855936%	59
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872153%	4.856090%	60
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872318%	4.856248%	61
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872464%	4.856394%	62
07/15/22	1	33,900,219.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872609%	4.856539%	63
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872771%	4.856701%	64
05/17/22	1	34,002,302.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872914%	4.856844%	65
04/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	4.873074%	4.857003%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		181,609,229	181,609,229		0	0
7 - 12 Months		36,044,573	36,044,573		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		931,519,995	931,519,995		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	1,149,173,798	1,149,173,798	0	0	0	0
Feb-23	1,149,846,071	1,149,846,071	0	0	0	0
Jan-23	1,150,351,563	1,150,351,563	0	0	0	0
Dec-22	1,150,854,783	1,150,854,783	0	0	0	0
Nov-22	1,151,410,531	1,151,410,531	0	0	0	0
Oct-22	1,151,901,615	1,151,901,615	0	0	0	0
Sep-22	1,152,444,292	1,152,444,292	0	0	0	0
Aug-22	1,152,930,729	1,152,930,729	0	0	0	0
Jul-22	1,153,414,981	1,119,514,762	33,900,219	0	0	0
Jun-22	1,153,940,002	1,153,940,002	0	0	0	0
May-22	1,154,409,903	1,120,407,600	34,002,303	0	0	0
Apr-22	1,154,930,576	1,154,930,576	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10191204	43,000,000.00	43,000,000.00	780,000,000.00	05/01/18	40,642,110.43	1.16000	09/30/22	07/01/23	I/O
27	10196748	18,000,000.00	18,000,000.00	142,750,000.00	--	11,210,281.10	1.66000	09/30/22	10/06/28	I/O
Totals		61,000,000.00	61,000,000.00	922,750,000.00		51,852,391.53

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	10191204	OF	IL	02/10/23	13

3/15/2023 Note was transferred to the Special Servicer on 2/10/23 due to an Event of Default (the Borrower entered into a Major Lease without lender consent). Borrower has proposed terms to resolve the lease default including a $1.5 million dollar tenan t improvement reserve and a personal guarantee for the balance of the $4.6 million Blue Cross Blue Shield tenant improvement allowance. Loan is now subject to cash management based on TTM 12/31/22 DSCR which is below

1.10x hurdle. Borrower has been aske d to cooperate with the opening of cash management accounts. Borrower has identified a lender to evaluate refinancing the subject debt prior to its maturity date in July 2023. Borrower has negotiated a letter of intent with Aon for the renewal and exten sion of its lease; Special Servicer is reviewing terms provided.
27	10196748	Various	NJ	12/01/22	98

3/15/2023 3/1/23: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps. Lender and Borrower are discussing terms .

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
8	10196734	1 0.00	5.13000%	0.00	5.13000%	8	11/11/21	02/19/21	11/11/21
16	10196739	1 0.00	5.59200%	0.00	5.59200%	8	11/11/21	07/08/21	11/11/21
32	10196753	1 0.00	4.82800%	0.00	4.82800%	8	06/11/21	04/05/21	06/11/21
36	10196757	1 0.00	4.79200%	0.00	4.79200%	8	03/01/22	03/01/22	04/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	1,955.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	1,955.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,455.28

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Supplemental Notes
None

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